MFS Total Return Portfolio Investment Strategy - MFS Total Return Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Portfolio invests in a combination of equity and fixed income securities. Massachusetts Financial Services Company (“MFS” or “Subadviser”), subadviser to the Portfolio, generally invests approximately 60% of the Portfolio’s net assets in equity securities, including common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for equity securities, and approximately 40% of the Portfolio’s net assets in fixed-income securities. (These weightings do not reflect the Portfolio’s cash balance and can vary over time due to market movements and cash flows.) The fixed-income securities in which the Portfolio may invest include, but are not limited to, corporate bonds, U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities), mortgage-backed securities, and asset-backed securities, including collateralized loan obligations. The Portfolio may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. Generally, substantially all of the Portfolio’s investments in debt instruments are rated investment grade. MFS focuses on investing the Portfolio’s equity portion in the stocks of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may, from time to time, emphasize one or more sectors. MFS invests, under normal circumstances, a portion of the Portfolio’s assets in income-producing equity securities. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps. Consistent with the principal investment strategies above, the Portfolio may invest up to 25% of its net assets in foreign securities and may have exposure to foreign currencies through its investments in these securities. While MFS may invest the Portfolio’s equity portion in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations ($5 billion or more). The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. When MFS sells securities for the Portfolio on a when-issued, delayed delivery, or forward commitment basis, the Portfolio typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities. Investment Selection MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, use of leverage, and ability to meet its current obligations. Quantitative screening tools that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.